Leases - Capital Lease Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Capital Leased Assets [Line Items]
Total obligations related to capital leases	$ 1,011,549	$ 392,839
Less current portion	(106,946)	(40,353)
Long-term obligations related to capital leases	904,603	352,486
LNG Carriers
Capital Leased Assets [Line Items]
Total obligations related to capital leases	961,711	338,257
Suezmax Tankers
Capital Leased Assets [Line Items]
Total obligations related to capital leases	$ 49,838	$ 54,582